Note 13 - Commitments and Contingencies	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

13. Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2026	2025	2025

Credit asset commitments	$540,653	$589,005	$556,629
Letters of credit	45,246	46,849	64,741

	$585,899	$635,854	$621,370